Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities
Net income	$ 38,889	[1]	$ 45,003		$ 34,872
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	51,908	[1]	33,812		22,359
Deferred income taxes		[1]			(768)
Equity-based compensation	1,877	[1]	916		5,522
Gain from exchange of property, plant and equipment		[1]	(1,106)
Other non-cash income items	5,234	[1]	3,473		4,961
Changes in assets and liabilities:
Accounts receivable - related party	3,557	[1]	(4,309)		(23,003)
Accounts receivable	(7,076)	[1]	(7,348)		(270)
Insurance receivable	(1,251)	[1]
Prepaid expenses and other assets	2,113	[1]	249		(903)
Accounts payable - related party	1,780	[1]	(2,959)		4,630
Accounts payable, accrued expenses and other liabilities	5,034	[1]	18,600		603
Net cash provided by operating activities	102,065	[1]	86,331		48,003
Cash flows from investing activities
Acquisitions, net of cash acquired	(563,965)	[1]	(414,073)
Capital expenditures	(52,572)	[1]	(48,405)		(69,069)
Proceeds from exchange on plant, property and equipment		[1]	5,943
Proceeds from sale of property, plant and equipment	20	[1]
Distributions to Quicksilver for Alliance assets		[1]			(80,276)
Net cash used in investing activities	(616,517)	[1]	(456,535)		(149,345)
Cash flows from financing activities
Proceeds from issuance of senior notes	151,500	[1]	200,000
Proceeds from revolving credit facility	555,200
Repayment of revolving credit facility	(534,000)
Payment of Tristate Acquisition deferred payment	(7,839)	[1]
Payments on capital leases	(2,993)	[1]	(1,966)
Deferred financing costs paid	(11,322)	[1]	(6,982)		(13,568)
Proceeds from issuance of common units, net	217,483
Contributions from partners	249,680	[1]	8,741
Distributions to partners	(103,537)	[1]	(64,011)		(49,699)
Taxes paid for equity-based compensation vesting	(406)	[1]			(5,293)
Net cash provided by financing activities	513,766	[1]	370,999		100,598
Change in cash and cash equivalents	(686)	[1]	795		(744)
Cash and cash equivalents at beginning of period	797	[1]	2		746
Cash and cash equivalents at end of period	111	[1]	797	[1]	2
Supplemental cash flow information:
Interest paid, net of amounts capitalized	27,885	[1]	20,281		8,590
Common [Member]
Cash flows from financing activities
Proceeds from issuance of common units, net	217,483	[1]	53,550		11,054
Class C Unitholders [Member]
Cash flows from financing activities
Proceeds from issuance of common units, net		[1]	152,671
CMLP Credit Facility, Due November 2017 [Member]
Cash flows from financing activities
Proceeds from revolving credit facility	411,700	[1]	215,200		426,704
Repayment of revolving credit facility	(517,500)	[1]	(186,204)		(268,600)
CMM Credit Facility, Due March 2017 [Member]
Cash flows from financing activities
Proceeds from revolving credit facility	143,500	[1]
Repayment of revolving credit facility	$ (16,500)	[1]

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.